Tax	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Tax
Tax
Scorpio Tankers Inc. and its vessel-owning subsidiaries are incorporated in the Republic of the Marshall Islands, and in accordance with the income tax laws of the Marshall Islands, are not subject to Marshall Islands’ income tax. Based upon review of applicable laws and regulations, and after consultation with counsel, we do not believe we are subject to material income taxes in any jurisdiction, including the United States of America. Therefore, we did not have any income tax charges, benefits, or balances as of or for the periods ended December 31, 2019, 2018 and 2017.